Investment Objectives and Goals - T. Rowe Price QM U.S. Bond Index Fund	Dec. 22, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to provide a total return that matches or incrementally exceeds the performance of the U.S. investment-grade bond market.